PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment primarily consists of hospitality assets such as Center Parcs UK, Paradise Island Holdings Limited (“Atlantis”), a portfolio of extended-stay hotels in the U.S. and a hotel at IFC Seoul.

The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	5 to 50+
Land improvements	13 to 15
Furniture, fixtures and equipment	2 to 15
The following table presents the change to the components of the partnership’s hotel assets for the six months ended June 30, 2019 and for the year ended December 31, 2018:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Cost:
Balance at the beginning of period	$7,461	$5,451
Acquisitions through business combinations	—	1,748
Accounting policy change(1)	122	—
Additions	193	490
Disposals	(18)	(21)
Foreign currency translation	(16)	(207)
Impact of deconsolidation due to loss of control and other(2)	(789)	—
	6,953	7,461
Accumulated fair value changes:
Balance at the beginning of period	1,049	756
Revaluation (loss) gains, net	—	293
Impact of deconsolidation due to loss of control and other(2)	(7)	—
	1,042	1,049
Accumulated depreciation:
Balance at the beginning of period	(1,004)	(750)
Depreciation	(162)	(291)
Disposals	16	18
Foreign currency translation	2	19
Impact of deconsolidation due to loss of control and other(2)	7	—
	(1,141)	(1,004)
Total property, plant and equipment	$6,854	$7,506

(1)	Includes the impact of the adoption of IFRS 16 through the recognition of right-of-use assets. See Note 2, Summary of Significant Accounting Policies for further information.

(2)	Includes the impact of the deconsolidation of BSREP III investments. See Note 4, Investment properties for further information.